License Agreements	12 Months Ended
Dec. 31, 2024
License Agreements [Abstract]
LICENSE AGREEMENTS

3. LICENSE AGREEMENTS

On August 2, 2021, the Company entered into a business agreement with Apimeds Korea. Under the agreement, the Company received the right to continue any clinical trial and acquire the permits and approval necessary from the U.S. Food and Drug Administration. The Company will pay Apimeds Korea a royalty of 5% of the earnings before interest and taxes, delivered from the sale or license of Apitox less any credits and charges, however, the royalty terms shall not apply when shares of the Company are transferred or sold through merger, acquisition, or share transfer agreement to a third party.

On October 12, 2021, the Company entered into an exclusive patent license agreement with Apimeds Korea, a shareholder of the Company. Under the agreement, the Company was granted the exclusive right and license under the licensed patents to make and sell the licensed products in the United States of America.

The agreement shall commence on the effective date and shall remain in force for each licensed product on a licensed-product-by-licensed-product basis for rights and obligations concerning the licensed patent, until the expiration of the last to expire valid claim of a licensed patent. The total consideration exchanged for the exclusive license agreement was $1.